LOANS - Allowance for Loans Losses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan losses:
Beginning balance	$ 14,844	$ 11,859	$ 11,859	$ 9,265
Provision (credit) for loan losses	700	750	2,982	3,300
Loans charged off	(72)	(18)	(46)	(926)
Recoveries of loans previously charged off	20	14	49	220
Ending balance	15,492	12,605	14,844	11,859
Ending balance - individually evaluated for impairment	669	759	635	1,837
Ending balance - collectively evaluated for impairment	14,760	11,752	14,140	9,793
Loans:
Ending balance - individually evaluated for impairment	16,248	16,454	15,075	12,420
Ending balance - collectively evaluated for impairment	1,296,583	1,069,644	1,237,770	1,019,635
Gross loans	1,314,066	1,087,461	1,254,117	1,033,733
Loans acquired with credit deterioration
Allowance for loan losses:
Beginning balance	69	229	229
Ending balance	63	94	69	229
Loans:
Gross loans	1,235	1,363	1,272	1,678
Real estate mortgages
Allowance for loan losses:
Beginning balance	11,554	8,057	8,057	7,254
Provision (credit) for loan losses	(1,299)	1,231	3,516	1,702
Loans charged off	(66)	(16)	(44)	(908)
Recoveries of loans previously charged off	17	2	25	9
Ending balance	10,206	9,274	11,554	8,057
Ending balance - individually evaluated for impairment	400	357	340	1,352
Ending balance - collectively evaluated for impairment	9,743	8,823	11,145	6,476
Loans:
Ending balance - individually evaluated for impairment	15,943	15,829	14,742	11,527
Ending balance - collectively evaluated for impairment	1,068,050	830,912	1,022,497	756,489
Gross loans	1,085,228	848,104	1,038,511	769,694
Real estate mortgages | Loans acquired with credit deterioration
Allowance for loan losses:
Beginning balance	69	229	229
Ending balance	63	94	69	229
Loans:
Gross loans	1,235	1,363	1,272	1,678
Commercial and industrial
Allowance for loan losses:
Beginning balance	3,166	3,609	3,609	1,885
Provision (credit) for loan losses	2,009	(428)	(458)	1,598
Loans charged off	0	0	0	0
Recoveries of loans previously charged off	0	11	15	126
Ending balance	5,175	3,192	3,166	3,609
Ending balance - individually evaluated for impairment	269	390	292	478
Ending balance - collectively evaluated for impairment	4,906	2,802	2,874	3,131
Loans:
Ending balance - individually evaluated for impairment	283	583	307	856
Ending balance - collectively evaluated for impairment	219,478	229,574	206,590	253,539
Gross loans	219,761	230,157	206,897	254,395
Commercial and industrial | Loans acquired with credit deterioration
Allowance for loan losses:
Beginning balance	0	0	0
Ending balance	0	0	0	0
Loans:
Gross loans	0	0	0	0
Consumer and other
Allowance for loan losses:
Beginning balance	124	193	193	126
Provision (credit) for loan losses	(10)	(53)	(76)	0
Loans charged off	(6)	(2)	(2)	(18)
Recoveries of loans previously charged off	3	1	9	85
Ending balance	111	139	124	193
Ending balance - individually evaluated for impairment	0	12	3	7
Ending balance - collectively evaluated for impairment	111	127	121	186
Loans:
Ending balance - individually evaluated for impairment	22	42	26	37
Ending balance - collectively evaluated for impairment	9,055	9,158	8,683	9,607
Gross loans	9,077	9,200	8,709	9,644
Consumer and other | Loans acquired with credit deterioration
Allowance for loan losses:
Beginning balance	0	0	0
Ending balance	0	0	0	0
Loans:
Gross loans	$ 0	$ 0	$ 0	$ 0